GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

9.  GOODWILL

The changes in the goodwill balance for the year ended December 31, 2019 is as follows:

As of December 31,
2019
US$

Balance as of January 1, 2019	—
Addition	5,529,178
Balance as of December 31, 2019	5,529,178

No impairment loss was recognized for the year ended December 31, 2019.